Share-based compensation - Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 321	€ 381	€ 223
Cost of revenue
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	5	8	9
Research and development
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	194	218	119
Sales and marketing
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	66	73	41
General and administrative
Disclosure Of Share Based Payments [Line Items]
Share-based compensation	€ 56	€ 82	€ 54